T. ROWE PRICE Financial Services Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.1%
BANKS 28.2%
Money Center Banks 13.9%
Bank of America  1,788,500 51,151
Citigroup  979,600 45,934
JPMorgan Chase  206,700 26,935
Wells Fargo  1,499,981 56,069
180,089
Non-U.S. Banks 0.5%
BAWAG Group (EUR)  68,780 3,340
ING Groep (EUR)  310,539 3,688
7,028
Regional Banks 13.8%
BankUnited  86,591 1,955
Citizens Financial Group  545,780 16,575
East West Bancorp  339,500 18,842
FB Financial  73,892 2,297
Fifth Third Bancorp  1,049,489 27,958
Five Star Bancorp  30,313 647
Heritage Commerce  158,368 1,319
Huntington Bancshares  2,076,640 23,258
M&T Bank  132,700 15,867
National Bank Holdings, Class A  122,407 4,096
PNC Financial Services Group  25,500 3,241
Popular  226,926 13,028
Truist Financial  226,000 7,707
U.S. Bancorp  823,900 29,702
Western Alliance Bancorp  344,361 12,239
178,731
Total Banks 365,848
CAPITAL MARKETS 25.9%
Asset Managers 9.7%
Ameriprise Financial  78,200 23,968
Apollo Global Management  393,100 24,828
Ares Management, Class A  23,100 1,927
Barings BDC  791,442 6,284
Invesco  777,400 12,749
Julius Baer Group (CHF)  210,031 14,347
KKR  376,000 19,748
Main Street Capital (1) 87,375 3,448
P10, Class A  318,851 3,224
Trinity Capital (1) 251,311 3,199

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Virtus Investment Partners  60,700 11,557
125,279
Capital Markets 1.4%
Brookfield Asset Management, Class A (1) 22,949 751
London Stock Exchange Group (GBP)  158,238 15,369
Patria Investments, Class A  98,506 1,458
17,578
Exchanges 2.4%
Cboe Global Markets  149,006 20,003
CME Group  57,754 11,061
31,064
Security Brokers & Dealers 8.5%
Charles Schwab  583,537 30,566
Goldman Sachs Group  27,100 8,865
LPL Financial Holdings  86,100 17,426
Morgan Stanley  241,913 21,240
Raymond James Financial  279,450 26,064
StepStone Group, Class A  253,100 6,143
110,304
Trust Banks 3.9%
Bank of New York Mellon  432,200 19,639
State Street  409,775 31,016
50,655
Total Capital Markets 334,880
FINANCE 12.9%
Consumer Finance 5.2%
Capital One Financial  428,300 41,185
Discover Financial Services  115,700 11,436
NerdWallet, Class A (2) 184,100 2,979
OneMain Holdings  227,300 8,428
SoFi Technologies (2) 633,333 3,844
67,872
Diversified Financials 4.0%
Fiserv (2) 159,500 18,028
FleetCor Technologies (2) 42,500 8,961
Mastercard, Class A  19,582 7,116
OTP Bank (HUF)  119,412 3,409
Visa, Class A  63,738 14,371
51,885
Thrifts & Mortgage Finance 3.7%
Black Knight (2) 188,017 10,822
First American Financial  157,407 8,761

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
PennyMac Financial Services  109,424 6,523
Webster Financial  462,617 18,236
WSFS Financial  98,900 3,720
48,062
Total Finance 167,819
INSURANCE 28.4%
Insurance 2.0%
Arch Capital Group (2) 227,000 15,407
AXA (EUR)  321,526 9,812
25,219
Insurance Agents - Brokers & Services 4.7%
Arthur J Gallagher  88,600 16,950
Marsh & McLennan  260,657 43,413
60,363
Life Insurance 5.8%
AIA Group (HKD)  220,400 2,311
Corebridge Financial  1,019,123 16,326
Equitable Holdings  546,708 13,881
MetLife  521,600 30,222
Reinsurance Group of America  42,900 5,695
Voya Financial (1) 97,100 6,939
75,374
Property & Casualty Insurance 15.9%
American International Group  775,971 39,078
Axis Capital Holdings  298,217 16,259
Chubb  277,192 53,825
Direct Line Insurance Group (GBP)  297,994 506
Hartford Financial Services Group  626,100 43,633
Kemper  191,255 10,454
Palomar Holdings (2) 50,500 2,787
Progressive  22,200 3,176
RenaissanceRe Holdings  99,400 19,914
Skyward Specialty Insurance Group (2) 240,526 5,260
Travelers  60,800 10,422
205,314
Total Insurance 366,270
MISCELLANEOUS 1.0%
Other 1.0%
Global Payments  121,900 12,829
Total Miscellaneous 12,829

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 0.7%
Real Estate 0.7%
Brookfield (1) 285,800 9,314
Total Real Estate 9,314
Total Miscellaneous Common Stocks  1.0% (3) 12,558
Total Common Stocks (Cost $1,174,946) 1,269,518
CONVERTIBLE PREFERRED STOCKS 0.3%
CAPITAL MARKETS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (2)(4)(5)(6) 712 327
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (2)(4)(5)(6) 712 327
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $841 (2)(4)(5)(6) 961 442
Total Capital Markets 1,096
INSURANCE 0.2%
Property & Casualty Insurance 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (2)(5)(6) 133,551 2,876
Total Insurance 2,876
Total Convertible Preferred Stocks (Cost $3,614) 3,972
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 14,377,515 14,378
Total Short-Term Investments (Cost $14,378) 14,378

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 14,552,523 14,553
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 14,553
Total Securities Lending Collateral (Cost $14,553) 14,553
Total Investments in Securities 100.6%
(Cost $1,207,491) $ 1,302,421
Other Assets Less Liabilities (0.6)% (7,508)
Net Assets 100.0% $ 1,294,913
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2023.
(2) Non-income producing
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$3,972 and represents 0.3% of net assets.
(6) Level 3 in fair value hierarchy.
(7) Seven-day yield
(8) Affiliated Companies
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 279++
Totals $ —# $ — $ 279+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 31,035  ¤  ¤ $ 28,931
Total $ 28,931^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $279 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,931.

T. ROWE PRICE Financial Services Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Financial Services Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Financial Services Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,216,736 $ 52,782 $ — $ 1,269,518
Convertible Preferred Stocks — — 3,972 3,972
Short-Term Investments 14,378 — — 14,378
Securities Lending Collateral 14,553 — — 14,553
Total $ 1,245,667 $ 52,782 $ 3,972 $ 1,302,421

T. ROWE PRICE Financial Services Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F117-054Q1 03/23